Accumulated Other Comprehensive Income (Loss) (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total operating revenues	$ 5,765	$ 5,506
Interest expense, net	611	679
Other income net (note 9)	93	708
Income tax expense (recovery)	(6)	341
Net income	561	984
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	123	1
Reclassification out of Accumulated Other Comprehensive Income [Member] | Losses (gain) on derivatives recognized as cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(1)	2
Reclassification out of Accumulated Other Comprehensive Income [Member] | Losses (gain) on derivatives recognized as cash flow hedges | Foreign exchange forwards
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total operating revenues	0	2
Reclassification out of Accumulated Other Comprehensive Income [Member] | Losses (gain) on derivatives recognized as cash flow hedges | Interest rate hedge
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense, net	(1)	0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net change in unrecognized pension and post-retirement benefit costs
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	126	(2)
Income tax expense (recovery)	(2)	1
Net income	124	(1)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Actuarial losses (gains)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income net (note 9)	24	15
Reclassification out of Accumulated Other Comprehensive Income [Member] | Past service costs (gains)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income net (note 9)	0	(1)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Amounts reclassified into obligations
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pension and post-retirement benefits	$ 102	$ (16)